SEGMENT INFORMATION - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 58,576	$ 60,618
Thailand
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	36,252	37,653
Singapore
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,002	5,304
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	10,132	10,313
Australia
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,058	7,141
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 132	$ 207